REVENUE (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF GROUPS REVENUE FROM CONTINUING OPERATIONS

An analysis of the Group’s revenue from continuing operations for the reporting periods are as follows:

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Exchange income	4,230,604	203,230	415
Asset management fee income	553,648	3,674	119,857
Brokerage income	258,055	-	-
Trading income	157,688	66,039	78,833
Custody service income	94,713	4,525	4,202
Capital markets service income	-	10,000	291,315
	5,294,708	287,468	494,622